Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of of related party balance

Due from related parties

	September 30, 2020	December 31, 2019
	(dollars in thousands)

(a) Next Cala 360	56	54

Total Due from related parties	56	54

Related party payables, net of discounts

	September 30, 2020	December 31, 2019
	(dollars in thousands)
(c) Due to Dinar Zuz LLC	$355	$-
(d) Due to Cima Telecom Inc.	413	-
(b) Due to Next Communications, Inc. (current)	12	10

Total Due from related parties	$780	$10

(a)	Next Cala 360, is a Florida corporation established and managed by the Company's Chief Executive Officer.

(b)	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc.

(c)	Due to the April 6, 2020 180 days Loan Agreement with the Company to borrow up to $462 at an annual interest rate of nine percent (9.0%) ("the second "Dinar Zuz Note").

(d)

Composed from annual fees in the amount of $300 for the maintenance and support services in accordance with the software maintenance agreement for the first (1st) calendar year from the Effective Date, reimbursement of legal fees in the amount of $65 and other software development services.

Due from related parties

	December 31, 2019	December 31, 2018
	(dollars in thousands)
(a) Glocal Payments Solutions Inc. (d/b/a Glocal Card Services)	-	36
(f) Next Cala 360	54	-
Total Due from related parties	54	36

Related party payables, net of discounts

	December 31, 2019	December 31, 2018
	(dollars in thousands)
(b) Due to Next Communications, Inc. (current)	$10	$2,972
(c) Due to Asiya Communications SAPI de C.V. (current)	-	26
(d) Michael De Prado (current)	-	100
(e) Orlando Taddeo	-	2,613
(f) Next Cala 360 (current)	-	14
Total Due from related parties	$10	$5,725

(a)	Glocal Payments Solutions Inc. (d/b/a Glocal Card Services) is the Company's partner in the NextGlocal Inc. Next Glocal Inc. was dissolved on September 27, 2019.

(b)	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc..

(c)	Asiya Communications SAPI de C.V.is a telecommunications company organized under the laws of Mexico, in which the Company's Chief Executive Officer holds a substantial interest and is involved in active management.

(d)	Michael De Prado is the Company's President. On February 28, 2019, the Company issued 66,402 shares of its Common Stock in settlement of this debt.

(e)	Represents the amount due to Orlando Taddeo from the Limecom Acquisition.

(f)	Next Cala 360, is a Florida corporation established and managed by the Company's Chief Executive Officer.

Schedule of generated revenues from related parties

Related party payables, net of discounts

	December 31, 2019	December 31, 2018
	(dollars in thousands)
(b) Due to Next Communications, Inc. (current)	$10	$2,972
(c) Due to Asiya Communications SAPI de C.V. (current)	-	26
(d) Michael De Prado (current)	-	100
(e) Orlando Taddeo	-	2,613
(f) Next Cala 360 (current)	-	14
Total Due from related parties	$10	$5,725

(a)	Glocal Payments Solutions Inc. (d/b/a Glocal Card Services) is the Company's partner in the NextGlocal Inc. Next Glocal Inc. was dissolved on September 27, 2019.

(b)	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc..

(c)	Asiya Communications SAPI de C.V.is a telecommunications company organized under the laws of Mexico, in which the Company's Chief Executive Officer holds a substantial interest and is involved in active management.

(d)	Michael De Prado is the Company's President. On February 28, 2019, the Company issued 66,402 shares of its Common Stock in settlement of this debt.

(e)	Represents the amount due to Orlando Taddeo from the Limecom Acquisition.

(f)	Next Cala 360, is a Florida corporation established and managed by the Company's Chief Executive Officer.

Schedule of purchases from related parties
	For the Year Ended December 31,
	2019	2018
Next Communications, Inc.	-	14,310
VTX Corporation	-	24,017
Airtime Sp.z.o.o.	-	5,529
Asiya Communications SAPI de C.V.	-	15,361
Total	-	59,217